Exhibit 99.1

GM Financial Consumer Automobile Receivables Trust 2026-2

Class A-1 3.826 % Asset Backed Notes

Class A-2A 4.05 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 4.15 % Asset Backed Notes

Class A-4 4.22 % Asset Backed Notes

Class B 4.44 % Asset Backed Notes

Class C 4.64 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among GM Financial Consumer Automobile Receivables Trust 2026-2, as Issuer, AmeriCredit Financial Services, INC. D/B/A GM Financial, as Servicer, AFS SenSub Corp., as Seller, and The Bank of New York Mellon, as the Trust Collateral Agent, dated as of April 15, 2026. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	03/10/2026
Monthly Period Ending:	04/30/2026
Prev. Distribution/Close Date:	04/15/2026
Distribution Date:	05/18/2026
Days of Interest for Period:	33
Days in Collection Period:	52
Transaction Month:	1

				Original	Original Adjusted
Purchases	Units	Start Date	Closing Date	Pool Balance	Pool Balance
Initial Purchase	33,709	03/10/2026	04/15/2026	$1,334,985,029	$1,305,721,035

Total	33,709			$1,334,985,029	$1,305,721,035

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$1,334,985,029

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	40,839,285
	{3}	Collections on Receivables paid off during period	{3}	31,816,762
	{4}	Receivables becoming Liquidated Receivables during period	{4}	6,200
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	7,639

	{7}	Total Monthly Principal Amounts		{7}	72,669,886

{8}	End of period Aggregate Principal Balance			{8}	$1,262,315,143

{9}	Pool Factor			{9}	94.5565018%

MONTHLY AGGREGATE ADJUSTED PRINCIPAL BALANCE CALCULATION:

{10}	Beginning of period Aggregate Principal Balance		{10}	1,334,985,029
{11}	Beginning of period Yield Supplement Overcollateralization Amount		{11}	29,263,994
	{12}	Beginning of period Aggregate Adjusted Principal Balance		{12}	$1,305,721,035

{13}	End of period Aggregate Principal Balance		{13}	1,262,315,143
{14}	End of period Yield Supplement Overcollateralization Amount		{14}	26,841,764
	{15}	End of period Aggregate Adjusted Principal Balance		{15}	$1,235,473,379

{16}	Reduction in Aggregate Adjusted Principal Balance			{16}	70,247,656

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{17}	Original Note Balance	{17}	$218,350,000	$375,400,000	$100,000,000	$475,400,000	$60,170,000

{18}	Beginning of period Note Balance	{18}	$218,350,000	$375,400,000	$100,000,000	$475,400,000	$60,170,000

{19}	Priority Principal Amount	{19}	34,336,621	0	0	0	0
{20}	Noteholder’s Principal Distributable Amount	{20}	35,907,328	0	$0	0	0

{21}	End of period Note Balance	{21}	$148,106,051	$375,400,000	$100,000,000	$475,400,000	$60,170,000

{22}	Note Pool Factors	{22}	67.8296547%	100.0000000%	100.0000000%	100.0000000%	100.0000000%

			Class B	Class C	TOTAL
			$20,900,000	$19,590,000	$1,269,810,000

{23}	Beginning of period Note Balance	{23}	$20,900,000	$19,590,000	$1,269,810,000

{24}	Priority Principal Amount	{24}	0	0	34,336,621
{25}	Noteholder’s Principal Distributable Amount	{25}	0	0	35,907,328

{26}	End of period Note Balance	{26}	$20,900,000	$19,590,000	$1,199,566,051

{27}	Note Pool Factors	{27}	100.0000000%	100.0000000%	94.4681528%

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{28}	Class A - 1	$218,350,000	0	3.82600%	33	Actual days/360	$765,790
{29}	Class A - 2A	$375,400,000	0	4.05000%	33	30/360	$1,393,673
{30}	Class A - 2B	$100,000,000	0	4.03980%	33	Actual days/360	$370,315
{31}	Class A - 3	$475,400,000	0	4.15000%	33	30/360	$1,808,501
{32}	Class A - 4	$60,170,000	0	4.22000%	33	30/360	$232,758
{33}	Class B	$20,900,000	0	4.44000%	33	30/360	$85,063
{34}	Class C	$19,590,000	0	4.64000%	33	30/360	$83,323

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{35}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{35}	72,656,047
{36}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{36}	12,312,807
{37}	Liquidation Proceeds collected during period (net of Fees)	{37}	(3,961)
{38}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{38}	0
{39}	Investment Earnings - Collection Account	{39}	102,031
{40}	Accel. of Notes pursuant to Section 5.2 of the Indenture, the amount of money or property collected pursuant to Section 5.3 of the Indenture.	{40}	0
{41}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{41}	5,058
{42}	Collection of Supplemental Servicing - Extension Fees	{42}	25,640
{43}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{43}	6,344
{44}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{44}	25,414
{45}	Total Available Funds	{45}		85,129,380

Distributions:
{46}	Base Servicing Fee	{46}	1,928,312
{47}	Repo and Recovery Fees - reimbursed to Servicer	{47}	6,344
{48}	Bank Service Charges - reimbursed to Servicer	{48}	0
{49}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{49}	25,414
{50}	Trustee and Trust Collateral Agent Fees pro rata	{50}	417
{51}	Asset Representations Reviewer Fee pro rata	{51}	0
{52}	Owner Trustee Fee pro rata	{52}	250
{53}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{53}	765,790
{54}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{54}	1,393,673
{55}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{55}	370,315
{56}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{56}	1,808,501
{57}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{57}	232,758
{58}	First Priority Principal Distribution Amount	{58}	0
{59}	Class B Noteholders’ Interest Distributable Amount	{59}	85,063
{60}	Second Priority Principal Distribution Amount	{60}	14,746,621
{61}	Class C Noteholders’ Interest Distributable Amount	{61}	83,323
{62}	Third Priority Principal Distribution Amount	{62}	19,590,000
{63}	To the Reserve Account, the Reserve Account Deposit Amount	{63}	0
{64}	To the Noteholders, Noteholder’s Principal Distributable Amount (as calculated below)	{64}	35,907,328
{65}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Asset Representations Reviewer pro rata)	{65}	0
{66}	To the Certificateholders, the aggregate amount remaining	{66}	8,185,271
{67}	Total Distributions	{67}		$85,129,380

CALCULATION OF PRIORITY PRINCIPAL DISTRIBUTION:

		(X)	(Y)		Priority
		Cumulative	Adjusted Pool	Excess of	Principal
	Class	Note Balance	Balance	(X) - (Y)	Distribution
{68}	First Priority	$1,229,320,000	$1,235,473,379	$0	$0
{69}	Second Priority	1,250,220,000	1,235,473,379	14,746,621	14,746,621
{70}	Third Priority	1,269,810,000	1,235,473,379	34,336,621	19,590,000

CALCULATION OF NOTEHOLDERS’ PRINCIPAL DISTRIBUTABLE AMOUNT:

{71}	Excess Total Available Funds			{71}	44,092,599

{72}	Beginning Note Balance	{72}	1,269,810,000
{73}	Principal payments	{73}	34,336,621
{74}	Pro Forma Note Balance		{74}	1,235,473,379

{75}	Adjusted Pool Balance	{75}	1,235,473,379
{76}	2.75% of Original Adjusted Pool Balance ($35,907,328)	{76}	35,907,328
{77}	Required Pro Forma Note Balance {75} minus {76}		{77}	1,199,566,051

{78}	Excess of Pro Forma Note Balance over Required Pro Forma Balance {74} minus {77}			{78}	35,907,328

{79}	Noteholder’s Principal Distributable Amount (Lesser of {71} and {78})				{79}	$35,907,328

RECONCILIATION OF RESERVE ACCOUNT:

			Initial	Current
{80}	Specified Reserve Balance		$3,264,303	$3,264,303

{81}	Beginning of period Reserve Account balance	{81}		$3,264,303

{82}	The Reserve Account Deposit, from Collection Account	{82}	0
{83}	Investment Earnings	{83}	5,058
{84}	Investment Earnings - transferred to Collection Account Available Funds	{84}	(5,058)
{85}	Reserve Account Withdrawal Amount	{85}	0

{86}	End of period Reserve Account balance	{86}		$3,264,303

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{87}	Aggregate Principal Balance	{87}	$1,262,315,143
{88}	End of Period Note Balance	{88}	1,199,566,051
{89}	Overcollateralization	{89}	62,749,092
{90}	Overcollateralization %	{90}		4.97%

CALCULATION OF TOTAL OVERCOLLATERALIZATION (ADJUSTED PRINCIPAL BALANCE):

{91}	Aggregate Adjusted Principal Balance	{91}	$1,235,473,379
{92}	End of Period Note Balance	{92}	1,199,566,051
{93}	Overcollateralization	{93}	35,907,328
{94}	Overcollateralization %	{94}		2.91%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{95}	Original Number of Receivables	{95}	33,709
{96}	Beginning of period number of Receivables	{96}	0	33,709
{97}	Number of Receivables becoming Liquidated Receivables during period	{97}	0	0
{98}	Number of Receivables becoming Purchased Receivables during period	{98}	0	0
{99}	Number of Receivables paid off during period	{99}	975	975
{100}	End of period number of Receivables	{100}	32,734	32,734

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{101}	Weighted Average APR of the Receivables	{101}	6.81%	6.81%	6.81%
{102}	Weighted Average Remaining Term of the Receivables	{102}	64.00	64.00	61.56
{103}	Weighted Average Original Term of Receivables	{103}	71.00	71.00	71.00
{104}	Average Receivable Balance	{104}	$39,603	$39,603	$38,563
{105}	Net Losses in Period	{105}	$0	$0	$10,161
{106}	Aggregate Realized Losses	{106}	$0	$0	$10,161
{107}	Aggregate Realized Loss Percentage	{107}		0.000%	0.000%
{108}	ABS Prepay Speed	{108}		0.0000	3.1690

DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{109}	31-60 days	{109}	108	$4,655,313	0.37%
{110}	61-90 days	{110}	20	783,042	0.06%
{111}	91-120 days	{111}	0	0	0.00%
{112}	Total	{112}	128	$5,438,355	0.43%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER:

			Dollars	Percentage
{113}	Receivables with Scheduled Payment delinquent 61 days or more	{113}	$783,042	0.06%

{114}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.10%)	{114}		Yes

EXTENSIONS:

{115}	Principal Balance of Receivables extended during current period	{115}	$4,107,454
{116}	Beginning of Period Aggregate Principal Balance	{116}	1,334,985,029
{117}	Extension Rate {115} divided by {116}	{117}		0.31%

CREDIT RISK RETENTION ⁽¹⁾

			Dollars	Percentage
{118}	Fair Value of Residual Interest	{118}	84,040,733	6.21%
{119}	Total Fair Value of Notes and Residual Interest	{119}	1,353,850,733	100.00%

{120}	Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)		{120}	Yes

⁽¹⁾	Recalculated as of the closing date. Changes in the fair value methodology or inputs and assumptions as described in the prospectus include final interest rates and final tranche sizes as of the closing date and listed above. In determining the interest payments on the floating rate Class A-2-B Notes, 30-day Average SOFR is assumed to reset consistent with the applicable forward rate curve as of April 15, 2026. The Depositor was not required to retain an eligible vertical interest in all notes to meet the Sponsor’s Regulation RR requirements.

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	May 13, 2026